Annual Total Returns - SP 500 2x Strategy Fund (Class H) [BarChart] - Class H - SP 500 2x Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	(4.21%)
2012	29.05%
2013	68.90%
2014	24.64%
2015	(2.03%)
2016	19.77%
2017	43.01%
2018	(15.06%)
2019	62.29%
2020	20.31%